Income Tax Expense - Current Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense
Current income tax receivables	$ 3,755	$ 1,174	[1]	$ 128
Current income tax payables	(75,612)	(70,008)	[1]	(68,834)
Current tax liabilities (assets), net	$ (71,857)	$ (68,834)		$ (68,706)	$ (48,703)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.